Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
NOTE 3	-	INVENTORIES

	US dollars
	December 31,
(in thousands)	2011	2010
Finished products	9,496	6,780
Raw materials	1,289	1,584
Work in progress	96	137
	10,881	8,501